UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

             Report for the Calendar Year or Quarter Ended: 12/31/06

If Amendment report Check here:     |X|                 Amendment Number: ______

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holdings entries.

Levy Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

366 Madison Ave. 14th Fl.                  New York            NY          10017
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Business Address        (Street)            (City)           (State)       (Zip)

13F File Number: 28- 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Lucia LoScalzo              Office Manager                  212-888-3030
--------------------------------------------------------------------------------
Name                        (Title)                           (Phone)


                                                 /s/ Lucia LoScalzo
                                        ---------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

                                                366 Madison Ave. 14th
                                        ---------------------------------------
                                             (Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:    $ 301,665
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:     Name:                   13F File No.:     Name:
   ---------------   ------------------      ---------------   -----------------
1. 28-                                    6.
   ---------------   ------------------      ---------------   -----------------
2.                                        7.
   ---------------   ------------------      ---------------   -----------------
3.                                        8.
   ---------------   ------------------      ---------------   -----------------
4.                                        9.
   ---------------   ------------------      ---------------   -----------------
5.                                        10.
   ---------------   ------------------      ---------------   -----------------

           I                          II            III            IV           V          VI           VII            VIII
Name of Issuer                  Title of Class     CUSIP      valuex$1000    Shares    Discretion   Other Manag.  Voting Authority.
--------------                  --------------  -----------   ------------   --------  ----------   ------------  -----------------
American Express                     COM        025816 10 9      19,026      313,598       Sole         None            None
Berkshire Hathaway                   CL B       084670 20 7      27,851        7,597       Sole         None            None
Bear, Stearns & Co.                  COM        073902 10 8      49,834      306,145       Sole         None            None
Boeing Company                       COM        097023 10 5      12,318      138,653       Sole         None            None
Countrywide Financial Co.            COM        222372 10 4      23,953      564,264       Sole         None            None
Echostar Comm.                       CL A       278762 10 9      23,127      608,134       Sole         None            None
Ethan Allen Interiors                COM        297602 10 4      10,459      289,641       Sole         None            None
Fidelity National Fin.               COM        316326 10 7      16,878      706,773       Sole         None            None
Fidelity Natl Information Svcs.      COM        31620M 10 6      10,169      253,643       Sole         None            None
Geron Corporation                    COM        374163 10 3       7,306      832,157       Sole         None            None
Goodrich Corp                        COM        382388 10 6       1,508       33,100       Sole         None            None
Moody's Corporation                  COM        615369 10 5      18,892      273,566       Sole         None            None
Nike Inc.                            CL B       654106 10 3       9,974      100,720       Sole         None            None
Pfizer Inc.                          COM        717081 10 3      10,602      407,922       Sole         None            None
Qualcomm Inc.                        COM        747525 10 3      16,864      446,249       Sole         None            None
Regis Corp.-MINN                     COM        758932 10 7       9,627      243,463       Sole         None            None
Scotts CO                            CL A       810186 10 6      18,598      360,075       Sole         None            None
Worldpoint Terminals                 COM        981912 20 7      14,679      720,300       Sole         None            None